Balance Sheets ₪ in Thousands, $ in Thousands		Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 72,467		₪ 75,883
Other receivables | ₪		656		965
Current assets | ₪		73,123		76,848
LONG-TERM ASSETS:
Property, plant and equipment | ₪		34,981		28,249
Right-of-use assets | ₪		7,136
Other long-term assets | ₪		510		740
Non-current assets | ₪		42,627		28,989
Total assets | ₪		115,750		105,837
CURRENT LIABILITIES:
Trade payables | ₪		17,062		20,723
Current maturities of lease liabilities | ₪		694
Other payables | ₪		1,203		1,076
Current liabilities | ₪		18,959		21,799
LONG-TERM LIABILITIES:
Liability in respect of Government grants | ₪		14,812		14,643
Lease Liabilities | ₪		6,809
Loan from others | ₪		123,780		94,360
Warrants | ₪		16,354		6,168
Severance pay liability, net | ₪		89		82
Long-term liabilities | ₪		161,844		115,253
SHAREHOLDERS' EQUITY:-
Ordinary shares of NIS 0.0000001 par value: Authorized: 600,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 402,351,657 and 261,419,599, shares at of December 31, 2019 and 2018, respectively | ₪	[1]
Share premium | ₪		255,285		179,929
Accumulated deficit | ₪		(320,338)		(211,144)
Equity | ₪		(65,053)		(31,215)
Equity and liabilities | ₪		₪ 115,750		₪ 105,837
USD
CURRENT ASSETS:
Cash and cash equivalents | $			$ 20,968
Other receivables | $			190
Current assets | $			21,158
LONG-TERM ASSETS:
Property, plant and equipment | $			10,122
Right-of-use assets | $			2,065
Other long-term assets | $			148
Non-current assets | $			12,335
Total assets | $			33,493
CURRENT LIABILITIES:
Trade payables | $			4,937
Current maturities of lease liabilities | $			201
Other payables | $			348
Current liabilities | $			5,486
LONG-TERM LIABILITIES:
Liability in respect of Government grants | $			4,286
Lease Liabilities | $			1,970
Loan from others | $			35,816
Warrants | $			4,732
Severance pay liability, net | $			26
Long-term liabilities | $			46,830
SHAREHOLDERS' EQUITY:-
Ordinary shares of NIS 0.0000001 par value: Authorized: 600,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 402,351,657 and 261,419,599, shares at of December 31, 2019 and 2018, respectively | $	[1]
Share premium | $			73,867
Accumulated deficit | $			(92,690)
Equity | $			(18,823)
Equity and liabilities | $			$ 33,493

[1]	Represents less than NIS\USD 1.